Debt Issued (Tables)	12 Months Ended
Dec. 31, 2017
Bonds
Debt Issued
Schedule of debt securities issued
	2016 MCh$	2017 MCh$
Mortgage bonds	32,914	23,424
Bonds	5,431,575	5,769,334
Subordinated bonds	713,438	696,217

Total	6,177,927	6,488,975

Unsubordinated bonds
Debt Issued
Schedule of debt securities issued

Series	Amount MCh$	Terms Years	Annual Rate %	Currency	Issue date	Maturity date

BCHIBQ0915	58,643	13	3.00	UF	20/01/2017	20/01/2030
BCHIBH0915	56,338	9	2.70	UF	01/02/2017	01/02/2026
BCHIBP1215	58,157	13	3.00	UF	06/03/2017	06/03/2030
BCHIBC1215	30,544	6	2.50	UF	06/03/2017	06/03/2023
BCHIBC1215	5,554	6	2.50	UF	07/03/2017	07/03/2023
BCHIBC1215	19,600	6	2.50	UF	12/04/2017	12/04/2023
BONO EUR	36,782	15	1.71	EUR	26/04/2017	26/04/2032
BCHIBG1115	85,115	9	2.70	UF	09/05/2017	09/05/2026
BCHIBE1115	55,097	7	2.70	UF	16/10/2017	16/10/2024
BONO JPY	55,506	20	1.02	JPY	17/10/2017	17/10/2037
BCHIBR1215	57,350	13	3.00	UF	17/11/2017	17/11/2030
BONO USD	71,366	20	2.49	USD	20/12/2017	20/12/2037

Total as of December 31, 2017	590,052

Series	Amount MCh$	Terms Years	Annual Rate %	Currency	Issue date	Maturity date
BCHIAR0613	8,497	10	3.60	UF	29/01/2016	29/01/2026
BCHIAR0613	10,869	10	3.60	UF	18/02/2016	18/02/2026
BCHIBJ0915	53,553	10	2.90	UF	25/05/2016	25/05/2026
BCHIBF0915	79,626	8	2.70	UF	25/05/2016	25/05/2024
BCHIBK0915	53,485	11	2.90	UF	25/05/2016	25/05/2027
BCHIBL1115	79,806	11	2.90	UF	25/05/2016	25/05/2027
BCHIBA0815	53,480	5	2.50	UF	29/06/2016	29/06/2021
BCHIBI1115	80,405	10	2.90	UF	29/06/2016	29/06/2026
BCHIBB0815	6,706	6	2.50	UF	05/07/2016	05/07/2022
BCHIBB0815	46,950	6	2.50	UF	06/07/2016	06/07/2022
BONO USD	19,705	5	1.97	USD	05/08/2016	05/08/2021
BONO USD	68,060	5	1.96	USD	01/09/2016	01/09/2021
BCHIBM0815	85,148	12	2.90	UF	28/09/2016	28/09/2028
BONO CHF	101,560	8	0.25	CHF	11/11/2016	11/11/2024
BONO JPY	57,129	5	0.35	JPY	21/12/2016	21/12/2021

Total as of December 31, 2016	804,979

Commercial paper
Debt Issued
Schedule of debt securities issued

Series	Amount MCh$	Annual Rate %	Currency	Issued date	Maturity date
Citibank N.A.	13,223	1.37	USD	05/01/2017	05/06/2017
Wells Fargo Bank	16,702	1.50	USD	06/01/2017	03/07/2017
Wells Fargo Bank	6,681	1.48	USD	06/01/2017	05/07/2017
Wells Fargo Bank	3,340	1.38	USD	06/01/2017	05/06/2017
Wells Fargo Bank	3,340	1.27	USD	06/01/2017	08/05/2017
Wells Fargo Bank	3,340	1.17	USD	06/01/2017	06/04/2017
Wells Fargo Bank	24,906	1.20	USD	09/01/2017	10/04/2017
Wells Fargo Bank	671	1.47	USD	09/01/2017	10/07/2017
Citibank N.A.	2,685	1.47	USD	09/01/2017	28/07/2017
Citibank N.A.	67,131	1.27	USD	09/01/2017	12/05/2017
Wells Fargo Bank	20,105	1.36	USD	10/01/2017	09/06/2017
Bofa Merrill Lynch	16,754	1.35	USD	10/01/2017	09/06/2017
Wells Fargo Bank	1,318	1.23	USD	13/01/2017	12/05/2017
Wells Fargo Bank	3,295	1.43	USD	13/01/2017	12/07/2017
Bofa Merrill Lynch	3,884	1.70	USD	07/02/2017	06/02/2018
Bofa Merrill Lynch	4,531	1.70	USD	07/02/2017	06/02/2018
Bofa Merrill Lynch	11,017	1.70	USD	08/02/2017	07/02/2018
Wells Fargo Bank	12,797	1.40	USD	10/02/2017	01/09/2017
Wells Fargo Bank	19,196	1.40	USD	10/02/2017	11/09/2017
Wells Fargo Bank	19,284	1.70	USD	13/02/2017	12/02/2018
Wells Fargo Bank	1,607	1.32	USD	13/02/2017	14/08/2017
Citibank N.A.	10,992	1.04	USD	15/02/2017	15/05/2017
Citibank N.A.	15,977	1.34	USD	15/02/2017	15/08/2017
Citibank N.A.	4,474	1.34	USD	15/02/2017	15/08/2017
Citibank N.A.	4,471	1.35	USD	16/02/2017	08/09/2017
Wells Fargo Bank	9,885	1.40	USD	21/03/2017	29/09/2017
Bofa Merrill Lynch	33,024	1.16	USD	24/03/2017	23/06/2017
Bofa Merrill Lynch	26,419	1.16	USD	24/03/2017	23/06/2017
Bofa Merrill Lynch	33,165	1.42	USD	30/03/2017	27/09/2017
Wells Fargo Bank	16,651	1.30	USD	10/04/2017	08/08/2017
Wells Fargo Bank	13,351	1.45	USD	11/04/2017	10/10/2017
Citibank N.A.	33,061	1.30	USD	12/06/2017	12/09/2017
Wells Fargo Bank	2,645	1.48	USD	12/06/2017	11/12/2017
Bofa Merrill Lynch	7,972	1.30	USD	16/06/2017	15/09/2017
Wells Fargo Bank	6,643	1.75	USD	16/06/2017	15/06/2018
Wells Fargo Bank	6,786	1.81	USD	21/06/2017	20/06/2018
Citibank N.A.	10,418	1.48	USD	23/06/2017	19/12/2017
Citibank N.A.	5,960	1.46	USD	27/06/2017	19/12/2017
Citibank N.A.	26,487	1.35	USD	27/06/2017	23/10/2017
Jp.Morgan Chase	33,322	1.48	USD	11/07/2017	08/11/2017
Citibank N.A.	32,871	1.52	USD	14/07/2017	12/01/2018
Wells Fargo Bank	16,284	1.55	USD	31/07/2017	31/01/2018
Wells Fargo Bank	3,257	1.55	USD	31/07/2017	31/01/2018
Wells Fargo Bank	6,513	1.42	USD	31/07/2017	31/10/2017
Wells Fargo Bank	6,513	1.42	USD	31/07/2017	31/10/2017
Wells Fargo Bank	10,952	1.52	USD	14/08/2017	09/02/2018
Wells Fargo Bank	12,852	1.52	USD	21/08/2017	16/02/2018
Wells Fargo Bank	19,047	1.47	USD	25/08/2017	22/12/2017
Wells Fargo Bank	18,708	1.63	USD	13/10/2017	11/04/2018
Wells Fargo Bank	12,472	1.63	USD	13/10/2017	09/04/2018
Wells Fargo Bank	24,944	1.77	USD	13/10/2017	10/07/2018
Wells Fargo Bank	6,236	1.91	USD	13/10/2017	12/10/2018
Bofa Merrill Lynch	12,472	1.63	USD	13/10/2017	12/04/2018
Jp.Morgan Chase	8,215	1.83	USD	14/11/2017	13/08/2018
Wells Fargo Bank	15,883	1.65	USD	21/11/2017	21/03/2018
Wells Fargo Bank	42,624	1.75	USD	07/12/2017	05/03/2018
Wells Fargo Bank	1,596	2.25	USD	14/12/2017	13/12/2018

Total as of December 31, 2017	808,949

Series	Amount MCh$	Annual Rate %	Currency	Issued date	Maturity date
Merrill Lynch	14,717	0.94	USD	04/01/2016	05/07/2016
JP. Morgan Chase	30,879	0.70	USD	05/01/2016	04/04/2016
Wells Fargo Bank	10,883	0.62	USD	14/01/2016	13/04/2016
Citibank N.A.	10,810	0.95	USD	25/01/2016	22/07/2016
Citibank N.A.	10,723	0.75	USD	27/01/2016	23/05/2016
Citibank N.A.	11,362	0.95	USD	28/01/2016	27/07/2016
Citibank N.A.	3,551	0.75	USD	28/01/2016	27/05/2016
Merrill Lynch	3,535	0.90	USD	03/02/2016	02/08/2016
Merrill Lynch	10,745	0.68	USD	03/02/2016	04/05/2016
JP. Morgan Chase	19,943	0.65	USD	04/04/2016	01/07/2016
Merrill Lynch	4,689	1.25	USD	04/05/2016	28/04/2017
Merrill Lynch	13,296	0.95	USD	06/05/2016	03/11/2016
Citibank N.A.	12,217	0.77	USD	10/05/2016	08/09/2016
Wells Fargo Bank	10,181	1.07	USD	10/05/2016	10/02/2017
Merrill Lynch	10,203	0.56	USD	11/05/2016	12/07/2016
Citibank N.A.	41,097	0.59	USD	12/05/2016	11/07/2016
Citibank N.A.	10,274	0.98	USD	12/05/2016	09/11/2016
Citibank N.A.	18,155	0.79	USD	16/05/2016	16/09/2016
Citibank N.A.	27,614	0.59	USD	18/05/2016	18/07/2016
Citibank N.A.	1,990	0.98	USD	15/06/2016	15/11/2016
Wells Fargo Bank	11,462	1.25	USD	22/06/2016	21/06/2017
JP. Morgan Chase	10,314	0.70	USD	01/07/2016	03/10/2016
Merrill Lynch	13,266	0.71	USD	05/07/2016	04/10/2016
Citibank N.A.	33,133	1.04	USD	06/07/2016	05/01/2017
Wells Fargo Bank	3,330	1.02	USD	07/07/2016	28/12/2016
Merrill Lynch	6,660	1.00	USD	07/07/2016	09/01/2017
Citibank N.A.	3,304	0.74	USD	11/07/2016	19/10/2016
Merrill Lynch	3,282	1.02	USD	13/07/2016	09/01/2017
Wells Fargo Bank	1,969	0.84	USD	13/07/2016	10/11/2016
Wells Fargo Bank	32,548	1.05	USD	14/07/2016	10/01/2017
Merrill Lynch	9,764	1.05	USD	14/07/2016	11/01/2017
Merrill Lynch	3,906	1.30	USD	14/07/2016	12/07/2017
JP. Morgan Chase	12,368	0.78	USD	14/07/2016	14/10/2016
Citibank N.A.	25,896	0.83	USD	15/07/2016	13/12/2016
Citibank N.A.	13,410	0.87	USD	09/09/2016	06/12/2016
Citibank N.A.	6,700	0.85	USD	12/09/2016	06/12/2016
Merrill Lynch	18,005	1.26	USD	07/10/2016	05/04/2017
JP. Morgan Chase	12,739	1.06	USD	14/10/2016	15/02/2017
Citibank N.A.	33,932	0.91	USD	18/11/2016	15/02/2017

Total as of December 31, 2016	532,852

Subordinated bonds
Debt Issued
Schedule of debt securities issued

Series	Amount MCh$	Terms Years	Interest rate %	Currency	Issue date	Maturity date
UCHIG1111	30,797	25	3.75	UF	18/08/2016	18/08/2041
UCHIG1111	9,258	25	3.75	UF	01/09/2016	01/09/2041
UCHIG1111	42,151	25	3.75	UF	02/09/2016	02/09/2041

Total as of December 31, 2016	82,206